Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information:
Entity Registrant Name	Mechel OAO
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Central Index Key	0001302362
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	416,270,745
Entity Filer Category	Large Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Formation	Mar. 19, 2003
Entity Incorporation, State Country Name	Russian Federation